Organization and Principal Activities (Details) - USD ($)				12 Months Ended
		Sep. 06, 2023	Dec. 07, 2022	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Oct. 17, 2022
Organization and Principal Activities (Details) [Line Items]
Authorized Share capital (in Dollars)			$ 10,000
Common stock, shares issued			500,000,000	15,500,000	[1]	12,000,000	[1]
Authorized shares			1,000,000,000	1,000,000,000	[1]	1,000,000,000	[1]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock, shares outstanding	[1]			15,500,000		12,000,000
Gross proceeds (in Dollars)				$ 409,000		$ 343,000
Ms. Yao [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of owned subsidiary									33.00%
Mr. Lok [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of owned subsidiary									34.00%
Mr. Zhang [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of owned subsidiary									33.00%
Ms. Xue Yao [Member]
Organization and Principal Activities (Details) [Line Items]
Investment ownership percentage				33.00%
Mr. Ling Ngai Lok [Member]
Organization and Principal Activities (Details) [Line Items]
Investment ownership percentage				34.00%
Mr. Xiaohang Zhang [Member]
Organization and Principal Activities (Details) [Line Items]
Investment ownership percentage				33.00%
Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Common stock, shares issued			10,000
Per share (in Dollars per share)			$ 1
Shares value (in Dollars)			$ 100,000
Surrendered shares			488,000,000
Surrendered shares par value (in Dollars per share)			$ 0.0001
Common stock, shares outstanding				12,000,000		12,000,000
Initial Public Offering [Member]
Organization and Principal Activities (Details) [Line Items]
Common stock, shares issued		2,000,000
Per share (in Dollars per share)		$ 0.0001
Ordinary shares, par value (in Dollars per share)		0.0001
Offering price, per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 8,000,000
Net proceeds of initial public offering (in Dollars)		$ 7,065,000

[1]	Retrospectively restated for effect of share reorganization (see Note 1)